Note 9 - Deposits (Details) - Summary of Deposits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of Deposits [Abstract]
Non-interest bearing checking accounts	$ 640
Passbook savings accounts	2,573	2,655
Passbook savings accounts	0.15%	0.13%
Statement savings accounts	5,655	5,496
Statement savings accounts	0.37%	0.31%
eSavings accounts	19,203	14,938
eSavings accounts	0.74%	0.64%
Certificate of deposit accounts	96,334	80,235
Certificate of deposit accounts	1.70%	1.73%
	$ 124,405	$ 103,324
	1.42%	1.46%